Summary of Regulatory Capital Position (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Capital
Common Equity Tier 1 Capital	$ 82,953	$ 83,671
Tier 1 Capital	93,841	94,445
Total Capital	106,579	107,175
Risk-weighted assets used in the calculation of capital ratios	$ 544,880	$ 517,048
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	15.20%	16.20%
Tier 1 Capital ratio	17.20%	18.30%
Total Capital ratio	19.60%	20.70%
Leverage ratio	4.60%	4.90%
TLAC Ratio	35.00%	35.20%
TLAC Leverage Ratio	9.30%	9.40%